Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State income tax rate	8.84%	8.84%	8.84%	8.84%	8.84%	8.84%
Over-accrual of federal statutory tax rate	7.96%		(14.88%)		(20.36%)
Non-deductible item	(6.20%)	8.36%	22.15%	(4.53%)	16.33%	4.99%
Over-accrual of state statutory tax rate					(8.81%)
Change in valuation allowance					(8.90%)	(4.35%)
Effective income tax rate	36.13%	27.58%	14.06%	25.36%	8.10%	30.48%
Federal statutory tax (in Dollars)	$ (269,618)	$ 88,287	$ 144,266	$ 294,954	$ 196,973	$ 457,797
Over-accrual of federal statutory tax expense in the prior year (in Dollars)	(102,242)		(102,242)		(190,940)
Non-taxable item adjustment (in Dollars)					153,123	108,776
State taxes (in Dollars)	(113,496)	37,165	60,729	124,162	82,916	192,711
Over-accrual of state statutory tax expense in the prior year (in Dollars)	9,983		9,983		(82,600)
Other (in Dollars)	79,599	(18,980)	152,200	(63,596)	(83,474)	(94,878)
Income tax expense (in Dollars)	$ (463,970)	$ 115,944	$ 96,626	$ 356,187	$ 75,998	$ 664,406